Paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights	12 Months Ended
Jun. 30, 2022
Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights
Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights

30 Paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights

Pursuant to the share subscription agreement and the shareholders agreement (the “Prior Shareholders Agreements”) entered into on September 29, 2018, two investors, HH SPR-XIV HK Holdings Limited (“Hillhouse”), Tencent Mobility Limited and Easy Land Limited (together as “Tencent”) each acquired 5.3763% equity interests in MINISO Guangzhou at a consideration of USD72,683,000 (equivalent to RMB491,514,000) and RMB500,000,000 respectively (collectively “Original Issue Price”). The transaction was closed on December 27, 2018. The equity interests held by Hillhouse and Tencent, collectively “Investor Shareholders”, included certain redemption and other preferential rights as set forth below.

(a) Redemption rights

Investor Shareholders could require the Founders to redeem all or any of their equity interests, upon the occurrence of any of the following redemption events:

(1)	any material violation of laws or regulations by the Founders, MINISO Guangzhou or any of its subsidiaries;
(2)	any shareholder that is not an Investor Shareholder requests a redemption by MINISO Guangzhou and/or the Founders;
(3)	MINISO Guangzhou fails to meet the applicable listing conditions of a qualified stock exchange and fails to consummate a qualified IPO by the 7th anniversary of December 27, 2018;
(4)	MINISO Guangzhou fails to consummate a qualified IPO by the 7th anniversary of December 27, 2018 due to reasons other than those listed in (3) above;
(5)	MINISO Guangzhou has satisfied the applicable listing conditions of a qualified stock exchange but MINISO Guangzhou failed to initiate the listing application process within three months upon any Investor Shareholders’ request;
(6)	MINISO Guangzhou fails to consummate a reorganization within the timeline agreed in a separate agreement;
(7)	MINISO Guangzhou or any of its subsidiaries has suffered severe difficulties in the operation of the business caused by the Founders (including but not limited to any operating risk suffered by any other business that any Founder directly or indirectly operates); or
(8)	material adverse changes in applicable law have caused severe difficulties in the operation of the business of MINISO Guangzhou or any of its subsidiaries.

The redemption price shall be equal to the higher of (i) or (ii) below: (i) the applicable investment amounts, plus declared and unpaid dividends, and plus an amount that would give Investor Shareholders a simple non-compounded interest equal to the redemption return rate on the applicable investment amounts calculated from December 27, 2018 up until the date of receipt by such holders of the full redemption amount thereof, and (ii) the fair market value of respective equity interests held by the Investor Shareholders as of the date of redemption notice.

Upon exercise of the redemption rights under redemption events (2), (3) and (8), the redemption return rate is 10% per annum. Upon exercise of the redemption rights under redemption events (1) and (4) to (7), the redemption return rate is 25% per annum.

The redemption rights held by the Investor Shareholders shall terminate immediately after the consummation of a qualified IPO.

(b) Liquidation preferences

In the event of a liquidation, dissolution or winding up of MINISO Guangzhou, or in the event of any deemed liquidation events as set out below, Investor Shareholders shall be entitled to receive, prior and in preference to distribution of any of the assets or surplus funds of MINISO Guangzhou to any shareholder that is not an Investor Shareholder, the amount equal to the higher of (i) or (ii) below: (i) the applicable investment amounts, plus declared and unpaid dividends, plus an amount that would give Investor Shareholders a simple non-compounded interest of 10% per annum on the applicable investment amounts calculated from December 27, 2018 up until the date of receipt by such holders of the full liquidation preference amount thereof, and (ii) the fair market value of respective equity interests held by the Investor Shareholders as of the notice date of exercise of liquidation preferences. The shareholders other than Investor Shareholders shall procure that distributions to Investor Shareholders be made in the above manners.

Deemed liquidation events include (i) any transaction or series of transactions, whether by merger, reorganization, sale or issuance of equity or other arrangements which would result in a change of controlling shareholders of MINISO Guangzhou (ii) a disposition of all or substantially all of the assets of MINISO Guangzhou and its subsidiaries, including intangible assets.

The liquidation preferences held by the Investor Shareholders shall terminate immediately after the consummation of a qualified IPO.

The Group classified these paid-in capital subject to redemption with other preferential rights as financial liabilities at fair value through profit or loss with the changes in the fair value recorded in the consolidated statement of profit or loss for the year ended June 30, 2019.

During the Reorganization as discussed in Note 1.2, the Company was established as the new holding company of the Group. As part of the Reorganization, Hillhouse and Tencent fully withdrew their investments from MINISO Guangzhou and re-invested the same amount in the Company, becoming the shareholders of the Company in February 2020. The Prior Shareholders Agreements of MINISO Guangzhou was superseded in its entirety by a new share subscription agreement and a new shareholders agreement (the “New Shareholders Agreements”), under which Hillhouse and Tencent each subscribed 58,833,418 Series A preferred shares in the Company and each hold 5.3763% shares in the Company. The substantial rights and obligations in respect of the Series A preferred shares held by Hillhouse and Tencent, including the redemption rights and liquidation preferences, remained substantially consistent under the Prior Shareholders Agreement and the New Shareholders Agreements, except that the redemption obligation changed from the Founders to the Company. The redemption and other preferential rights of the Series A preferred shares are set forth below.

(a) Redemption rights

Investor Shareholders could require the Company to redeem all or any of their equity interests, upon the occurrence of any of the following redemption events:

(1)	any material violation of laws or regulations by the Founders, or any of the Group companies;
(2)	any shareholder that is not an Investor Shareholder requests a redemption by the Company and/or the Founders;
(3)	the Company fails to meet the applicable listing conditions of a qualified stock exchange and fails to consummate a qualified IPO by the 7th anniversary of December 27, 2018;
(4)	the Company fails to consummate a qualified IPO by the 7th anniversary of December 27, 2018 due to reasons other than those listed in (3) above;
(5)	the Company has satisfied the applicable listing conditions of a qualified stock exchange, but the Company failed to initiate the listing application process within three months upon any Investor Shareholders’ request;
(6)	any Group companies suffered severe difficulties in the operation of the business caused by the Founders (including but not limited to any operating risk suffered by any other business that any Founder directly or indirectly operates); or
(7)	material adverse changes in applicable law have caused severe difficulties in the operation of the business of any Group companies.

The redemption price shall be equal to the higher of (i) or (ii) below: (i) the applicable Original Issue Price, plus declared and unpaid dividends, and plus an amount that would give Investor Shareholders a simple non-compounded interest equal to the redemption return rate on the applicable Original Issue Price calculated from the original issue date (i.e. December 27, 2018) up until the date of receipt by such holders of the full redemption amount thereof, and (ii) the fair market value of respective Series A preferred shares held by the Investor Shareholders as of the date of redemption notice.

Upon exercise of the redemption rights under redemption events (2), (3) and (7), the redemption return rate is 10% per annum. Upon exercise of the redemption rights under redemption events (1) and (4) to (6), the redemption return rate is 25% per annum.

The redemption rights held by the Investor Shareholders shall terminate immediately after the consummation of a qualified IPO.

(b) Liquidation preferences

In the event of a liquidation, dissolution or winding up of the Company, or in the event of any deemed liquidation events as set out below, Investor Shareholders shall be entitled to receive, prior and in preference to distribution of any of the assets or surplus funds of the Company to any shareholder that is not an Investor Shareholder, the amount equal to the higher of (i) or (ii) below: (i) the applicable Original Issue Price, plus declared and unpaid dividends, plus an amount that would give Investor Shareholders a simple non-compounded interest of 10% per annum on the applicable Original Issue Price calculated from the original issue date (i.e. December 27, 2018) up until the date of receipt by such holders of the full liquidation preference amount thereof, and (ii) the fair market value of respective Series A preferred shares held by the Investor Shareholders as of the notice date of exercise of liquidation preferences. The shareholders other than Investor Shareholders shall procure that distributions to Investor Shareholders be made in the above manners.

Deemed liquidation events include (i) any transaction or series of transactions, whether by merger, reorganization, sale or issuance of equity or other arrangements which would result in a change of controlling shareholders of the Company (ii) a disposition of all or substantially all of the Group companies as a whole, or (iii) a sale or exclusive licensing of all or substantially all of the intellectual property owned by the Group companies as a whole.

The liquidation preferences held by the Investor Shareholders shall terminate immediately after the consummation of a qualified IPO.

The redemption and other preferential rights included in the Series A preferred shares of the Company held by Hillhouse and Tencent are considered as a continuation of the redemption and other preferential rights included in the equity interests in MINISO Guangzhou held by Hillhouse and Tencent, since there were no significant changes in the economic substance of the redemption and preferential rights, except that the redemption obligation changed from the Founders to the Company. The Group classified these redeemable shares with other preferential rights as financial liabilities at fair value through profit or loss with the changes in the fair value recorded in the consolidated statement of profit or loss for the years ended June 30, 2020 and 2021.

Upon the completion of IPO of the Company on October 15, 2020, all the redemption and other preferential rights entitled to the Investor Shareholders lapsed and the Series A preferred shares held by the Investor Shareholders were converted and re-designated into Class A ordinary shares on a one-for-one basis. Accordingly, the financial liabilities for redeemable shares with other preferential rights were derecognized.

The movement of paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights during the year ended June 30, 2021 is set out as below:

RMB’000
At July 1, 2020	2,381,327
Changes in fair value	1,625,287
Exchange adjustment	(42,771)
Conversion into Class A ordinary shares upon IPO of the Company	(3,963,843)
At June 30, 2021	—

On October 15, 2020, the Company successfully listed on the New York Stock Exchange and made an offering of 121,600,000 Class A ordinary shares (excluding any Class A ordinary shares issued pursuant to the exercise of the over-allotment option) at a price at US$5.00 per share. All Series A preferred shares were converted and re-designated into Class A ordinary shares upon completion of the IPO on October 15, 2020. The fair value of each of Series A preferred share on the conversion date was the offer price in the global offering.

Changes in fair value of paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights were recorded as “fair value changes of paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights” in the consolidated statements of profit or loss. Management considered that fair value changes that are attributable to changes of credit risk of this liability are not significant.